Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 10, 2011
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEQPX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLPX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFPX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCPX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIPX
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSPX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEPX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRPX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTPX
Global Div Inc Fund (Prospectus Summary) | Global Div Inc Fund | Global Div Inc Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSPX
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHPX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMPX

Equity Income Fund (Prospectus Summary) | Equity Income Fund
EQUITY INCOME FUND
Objective:
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Income Fund Equity Income Fund - Class P Shares
Management Fees	0.52%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.72%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.72%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain the
same. Although your actual costs may be higher or lower, based on these assumptions your
costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Equity Income Fund Equity Income Fund - Class P Shares	74	230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 31, 1939. Class P shares were first sold September 27, 2010.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period
of the bar chart above:
Q2 ' 03    15.72%
Lowest return for a quarter during the period
of the bar chart above:
Q4 ' 08   -19.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Equity Income Fund - Class P Shares	Class P Return Before Taxes	15.85%	2.41%	5.88%
Equity Income Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	15.42%	1.53%	5.01%
Equity Income Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	10.82%	1.96%	4.88%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Equity Income Fund (Prospectus Summary) | Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EQUITY INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain the
same. Although your actual costs may be higher or lower, based on these assumptions your
costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 31, 1939. Class P shares were first sold September 27, 2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period
of the bar chart above:
Q2 ' 03    15.72%
Lowest return for a quarter during the period
of the bar chart above:
Q4 ' 08   -19.82%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
Equity Income Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Equity Income Fund | Equity Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Annual Return 2001	rr_AnnualReturn2001	7.42%
Annual Return 2002	rr_AnnualReturn2002	(12.82%)
Annual Return 2003	rr_AnnualReturn2003	29.22%
Annual Return 2004	rr_AnnualReturn2004	18.72%
Annual Return 2005	rr_AnnualReturn2005	9.46%
Annual Return 2006	rr_AnnualReturn2006	17.73%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	(34.26%)
Annual Return 2009	rr_AnnualReturn2009	19.97%
Annual Return 2010	rr_AnnualReturn2010	15.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
Equity Income Fund | Equity Income Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Equity Income Fund | Equity Income Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%

LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LargeCap Growth Fund LargeCap Growth Fund - Class P Shares
Management Fees	0.63%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.97%
Expense Reimbursement	0.14%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
LargeCap Growth Fund LargeCap Growth Fund - Class P Shares	85	293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the R-3 Class) "As
Of" transaction that resulted in a gain to
the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this
benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts
expressed herein would have been smaller.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of
the bar chart above: Q3 ' 09    15.66%
Lowest return for a quarter during the period of
the bar chart above: Q4 ' 08   -25.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund - Class P Shares	Class P Return Before Taxes	18.65%	2.69%	(0.49%)	[1]
LargeCap Growth Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	18.65%	2.60%	(0.54%)	[1]
LargeCap Growth Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	12.12%	2.31%	(0.41%)	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%
[1]	During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.50%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1billion))
at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The
R-3 Class shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the R-3 Class) "As
Of" transaction that resulted in a gain to
the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this
benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts
expressed herein would have been smaller.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of
the bar chart above: Q3 ' 09    15.66%
Lowest return for a quarter during the period of
the bar chart above: Q4 ' 08   -25.96%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.96%)
LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund | LargeCap Growth Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Annual Return 2001	rr_AnnualReturn2001	(24.65%)
Annual Return 2002	rr_AnnualReturn2002	(28.80%)
Annual Return 2003	rr_AnnualReturn2003	28.66%
Annual Return 2004	rr_AnnualReturn2004	8.72%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	9.28%
Annual Return 2007	rr_AnnualReturn2007	22.37%
Annual Return 2008	rr_AnnualReturn2008	(43.12%)
Annual Return 2009	rr_AnnualReturn2009	26.51%
Annual Return 2010	rr_AnnualReturn2010	18.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.49%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.54%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.41%)	[1]

[1]	During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Capital Appreciation Fund Principal Capital Appreciation Fund - Class P Shares
Management Fees	0.56%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.06%
Expense Reimbursement	0.30%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.76%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Principal Capital Appreciation Fund Principal Capital Appreciation Fund - Class P Shares	78	302

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 24, 1986. Class P shares were first sold September 27,
2010.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of
the bar chart above:
Q2 ' 01    29.80%
Lowest return for a quarter during the period of
the bar chart above:
Q3 ' 01   -25.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal Capital Appreciation Fund	Principal Capital Appreciation Fund - Class P Shares	Principal Capital Appreciation Fund - Class P Shares After Taxes on Distributions	Principal Capital Appreciation Fund - Class P Shares After Taxes on Distributions and Sales	Russell 3000 Index
Average Annual Returns, Label	Class P Return Before Taxes	Class P Return After Taxes on Distributions	Class P Return After Taxes on Distribution and Sale of Fund Shares	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	14.84%	14.12%	10.59%	16.93%
Average Annual Returns, 5 Years	3.68%	3.03%	3.10%	2.74%
Average Annual Returns, 10 Years	5.51%	5.02%	4.74%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 24, 1986. Class P shares were first sold September 27,
2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of
the bar chart above:
Q2 ' 01    29.80%
Lowest return for a quarter during the period of
the bar chart above:
Q3 ' 01   -25.14%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Principal Capital Appreciation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	302
Annual Return 2001	rr_AnnualReturn2001	6.34%
Annual Return 2002	rr_AnnualReturn2002	(22.45%)
Annual Return 2003	rr_AnnualReturn2003	41.36%
Annual Return 2004	rr_AnnualReturn2004	13.23%
Annual Return 2005	rr_AnnualReturn2005	8.13%
Annual Return 2006	rr_AnnualReturn2006	11.81%
Annual Return 2007	rr_AnnualReturn2007	8.46%
Annual Return 2008	rr_AnnualReturn2008	(33.52%)
Annual Return 2009	rr_AnnualReturn2009	29.40%
Annual Return 2010	rr_AnnualReturn2010	14.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.02%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.74%

MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
MIDCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MidCap Blend Fund MidCap Blend Fund - Class P Shares
Management Fees	0.64%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.84%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MidCap Blend Fund MidCap Blend Fund - Class P Shares	86	308

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period
of the bar chart above:
Q2 ' 09    17.50%
Lowest return for a quarter during the period
of the bar chart above:
Q4 ' 08   -23.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MidCap Blend Fund - Class P Shares	Class P Return Before Taxes	23.16%	5.81%	6.86%	Dec 31, 2000
MidCap Blend Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	22.24%	4.79%	6.12%	Dec 31, 2000
MidCap Blend Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	16.25%	4.84%	5.89%	Dec 31, 2000
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%	Dec 31, 2000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period
of the bar chart above:
Q2 ' 09    17.50%
Lowest return for a quarter during the period
of the bar chart above:
Q4 ' 08   -23.86%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
MidCap Blend Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2000
MidCap Blend Fund | MidCap Blend Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	308
Annual Return 2001	rr_AnnualReturn2001	(3.76%)
Annual Return 2002	rr_AnnualReturn2002	(8.91%)
Annual Return 2003	rr_AnnualReturn2003	31.21%
Annual Return 2004	rr_AnnualReturn2004	17.21%
Annual Return 2005	rr_AnnualReturn2005	8.58%
Annual Return 2006	rr_AnnualReturn2006	13.52%
Annual Return 2007	rr_AnnualReturn2007	8.82%
Annual Return 2008	rr_AnnualReturn2008	(34.12%)
Annual Return 2009	rr_AnnualReturn2009	32.35%
Annual Return 2010	rr_AnnualReturn2010	23.16%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2000
MidCap Blend Fund | MidCap Blend Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2000
MidCap Blend Fund | MidCap Blend Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2000

Diversified International Fund (Prospectus Summary) | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Diversified International Fund Diversified International Fund - Class P Shares
Management Fees	0.88%
Other Expenses	2.55%
Total Annual Fund Operating Expenses	3.43%
Expense Reimbursement	(2.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost
of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The Example also assumes
that your investment has a 5% return each year and that the Fund's operating expenses
remain the same. Although your actual costs may be higher or lower, based on these
assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Diversified International Fund Diversified International Fund - Class P Shares	110	796

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
     companies with their principal place of business or principal office
•    outside the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of the bar chart above:
Q2 ' 09    21.13%
Lowest return for a quarter during the period of the bar chart above:
Q3 ' 08   -24.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Diversified International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Diversified International Fund - Class P Shares	Class P Return Before Taxes	12.79%	2.23%	3.21%
Diversified International Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	12.80%	1.30%	2.62%
Diversified International Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	8.87%	1.91%	2.76%
MSCI ACWI Ex-US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Diversified International Fund (Prospectus Summary) | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.90%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost
of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The Example also assumes
that your investment has a 5% return each year and that the Fund's operating expenses
remain the same. Although your actual costs may be higher or lower, based on these
assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
     companies with their principal place of business or principal office
•    outside the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above:
Q2 ' 09    21.13%
Lowest return for a quarter during the period of the bar chart above:
Q3 ' 08   -24.12%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Diversified International Fund | MSCI ACWI Ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Diversified International Fund | Diversified International Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	2.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	796
Annual Return 2001	rr_AnnualReturn2001	(24.76%)
Annual Return 2002	rr_AnnualReturn2002	(16.84%)
Annual Return 2003	rr_AnnualReturn2003	33.34%
Annual Return 2004	rr_AnnualReturn2004	19.53%
Annual Return 2005	rr_AnnualReturn2005	23.20%
Annual Return 2006	rr_AnnualReturn2006	27.06%
Annual Return 2007	rr_AnnualReturn2007	14.99%
Annual Return 2008	rr_AnnualReturn2008	(46.54%)
Annual Return 2009	rr_AnnualReturn2009	26.74%
Annual Return 2010	rr_AnnualReturn2010	12.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
Diversified International Fund | Diversified International Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
Diversified International Fund | Diversified International Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%

Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses	Global Real Estate Securities Fund Global Real Estate Securities Fund - Class P Shares
Management Fees	0.90%
Other Expenses	2.61%
Total Annual Fund Operating Expenses	3.51%
Expense Reimbursement	(2.41%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global Real Estate Securities Fund Global Real Estate Securities Fund - Class P Shares	112	813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 194.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company
has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate
holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services
relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing
companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund
may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate
corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities
include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are
significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a
significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and
related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value
of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on December 29, 2010. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
October 1, 2007.

During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of the
bar chart above:
Q2 ' 09  31.05%
Lowest return for a quarter during the period of the
bar chart above:
Q4 ' 08 -29.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Global Real Estate Securities Fund - Class P Shares	Class P Return Before Taxes	27.77%	[1]	(5.42%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	25.94%	[1]	(6.64%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	17.94%	[1]	(5.28%)	[1]	Oct 1, 2007
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%		(7.51%)		Oct 1, 2007
[1]	During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 194.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company
has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate
holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services
relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing
companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund
may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate
corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities
include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are
significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a
significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and
related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value
of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on December 29, 2010. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
October 1, 2007.

During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining
shareholders held relatively small positions, the total return amounts expressed herein are greater than those that
would have been experienced without the withdrawal.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:
Q2 ' 09  31.05%
Lowest return for a quarter during the period of the
bar chart above:
Q4 ' 08 -29.72%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.72%)
Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	2.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.41%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	813
Annual Return 2008	rr_AnnualReturn2008	(45.34%)
Annual Return 2009	rr_AnnualReturn2009	36.15%
Annual Return 2010	rr_AnnualReturn2010	27.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.77%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.42%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.94%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.64%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.94%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.28%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Emerging Markets Fund International Emerging Markets Fund - Class P Shares
Management Fees	1.18%
Other Expenses	1.05%
Total Annual Fund Operating Expenses	2.23%
Expense Reimbursement	0.85%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.38%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
International Emerging Markets Fund International Emerging Markets Fund - Class P Shares	140	601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:
    companies with their principal place of business or principal office in
•   emerging market countries or
    companies for which their principal securities trading market is an emerging
•   market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period
of the bar chart above:
Q2 ' 09    28.85%
Lowest return for a quarter during the period
of the bar chart above:
Q3 ' 08   -29.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Emerging Markets Fund - Class P Shares	Class P Return Before Taxes	18.23%	11.55%	15.04%
International Emerging Markets Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	18.36%	10.14%	13.85%
International Emerging Markets Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	12.22%	9.49%	13.03%
MSCI-Emerging Markets NDTR D index	MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies, which are:
    companies with their principal place of business or principal office in
•   emerging market countries or
    companies for which their principal securities trading market is an emerging
•   market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period
of the bar chart above:
Q2 ' 09    28.85%
Lowest return for a quarter during the period
of the bar chart above:
Q3 ' 08   -29.17%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.17%)
International Emerging Markets Fund | MSCI-Emerging Markets NDTR D index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
International Emerging Markets Fund | International Emerging Markets Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.18%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.85%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	601
Annual Return 2001	rr_AnnualReturn2001	(3.98%)
Annual Return 2002	rr_AnnualReturn2002	(7.39%)
Annual Return 2003	rr_AnnualReturn2003	56.17%
Annual Return 2004	rr_AnnualReturn2004	25.18%
Annual Return 2005	rr_AnnualReturn2005	35.18%
Annual Return 2006	rr_AnnualReturn2006	36.52%
Annual Return 2007	rr_AnnualReturn2007	40.99%
Annual Return 2008	rr_AnnualReturn2008	(54.72%)
Annual Return 2009	rr_AnnualReturn2009	67.64%
Annual Return 2010	rr_AnnualReturn2010	18.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.04%
International Emerging Markets Fund | International Emerging Markets Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.85%
International Emerging Markets Fund | International Emerging Markets Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.03%

Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Real Estate Securities Fund Real Estate Securities Fund - Class P Shares
Management Fees	0.83%
Other Expenses	0.92%
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement	0.72%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.03%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Real Estate Securities Fund Real Estate Securities Fund - Class P Shares	105	469

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.
 The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluct uations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P Shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of the bar chart above:
Q3 ' 09    33.05%
Lowest return for a quarter during the period of the bar chart above:
Q4 ' 08   -33.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Real Estate Securities Fund - Class P Shares	Class P Return Before Taxes	24.96%	3.47%	11.25%
Real Estate Securities Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	24.12%	1.83%	9.73%
Real Estate Securities Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	16.18%	2.60%	9.46%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.
 The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluct uations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation o any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the R-3 Class shares adjusted to reflect the fees and expenses of
Class P Shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3
Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above:
Q3 ' 09    33.05%
Lowest return for a quarter during the period of the bar chart above:
Q4 ' 08   -33.90%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.90%)
Real Estate Securities Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Fund | Real Estate Securities Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	469
Annual Return 2001	rr_AnnualReturn2001	7.68%
Annual Return 2002	rr_AnnualReturn2002	7.97%
Annual Return 2003	rr_AnnualReturn2003	37.50%
Annual Return 2004	rr_AnnualReturn2004	33.34%
Annual Return 2005	rr_AnnualReturn2005	14.92%
Annual Return 2006	rr_AnnualReturn2006	35.76%
Annual Return 2007	rr_AnnualReturn2007	(18.02%)
Annual Return 2008	rr_AnnualReturn2008	(32.94%)
Annual Return 2009	rr_AnnualReturn2009	27.12%
Annual Return 2010	rr_AnnualReturn2010	24.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.25%
Real Estate Securities Fund | Real Estate Securities Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.73%
Real Estate Securities Fund | Real Estate Securities Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.46%

Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Income Fund Short-Term Income Fund - Class P Shares
Management Fees	0.43%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.63%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Short-Term Income Fund Short-Term Income Fund - Class P Shares	64	204

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 1, 1993. Class P shares were first sold September 27,
2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-0Grade Credit 1-3
Years Index.

The bar chart shows the  investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of the bar chart above: Q2 ' 09    3.96 Lowest return for a quarter during the period of the bar chart above: Q4 ' 08   -1.87

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Short-Term Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Short-Term Income Fund - Class P Shares	Class P Return Before Taxes	4.58%	4.42%	4.36%
Short-Term Income Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	3.59%	3.13%	2.91%
Short-Term Income Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	2.97%	3.01%	2.86%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment-Grade Credit 1-3 Years Index	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.95%	5.12%	5.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.70%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 1, 1993. Class P shares were first sold September 27,
2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-0Grade Credit 1-3
Years Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the  investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above: Q2 ' 09    3.96 Lowest return for a quarter during the period of the bar chart above: Q4 ' 08   -1.87

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment-0Grade Credit 1-3 Years Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.87%)
Short-Term Income Fund | Barclays Capital Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Short-Term Income Fund | Citigroup Broad Investment-Grade Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Short-Term Income Fund | Short-Term Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	204
Annual Return 2001	rr_AnnualReturn2001	7.96%
Annual Return 2002	rr_AnnualReturn2002	5.63%
Annual Return 2003	rr_AnnualReturn2003	4.60%
Annual Return 2004	rr_AnnualReturn2004	1.62%
Annual Return 2005	rr_AnnualReturn2005	1.83%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	(1.07%)
Annual Return 2009	rr_AnnualReturn2009	10.87%
Annual Return 2010	rr_AnnualReturn2010	4.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Short-Term Income Fund | Short-Term Income Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.91%
Short-Term Income Fund | Short-Term Income Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.86%

Global Div Inc Fund (Prospectus Summary) | Global Div Inc Fund
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Div Inc Fund Global Div Inc Fund - Class P Shares
Management Fees	0.79%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.14%
Expense Reimbursement	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	1.06%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global Div Inc Fund Global Div Inc Fund - Class P Shares	108	353

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 75.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred
securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of
government securities. In addition, the Fund invests in equity securities of global companies principally engaged in
the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
    companies with their principal place of business or principal office outside
•   the U.S. or
    companies for which the principal securities trading market is outside the
•   U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy
infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering
the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset
allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation
among the investment categories (the allocations will vary from time to time):

High yield            30-40%
Preferred securities  20-30%
Emerging markets debt  9-15%
Global real estate     8-14%
MLPs                   7-13%
Global value equity     5-9%

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities
including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy
proceedings or otherwise in the process of debt restructuring. "High yield"
securities are commonly known as "junk
bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor
Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated
securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to
pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality
in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate
investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by
governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising
the predominant part of their economic activities in emerging markets in Europe,
Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically,
non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity
securities of global companies principally engaged in the real estate industry
("real estate companies"). A real estate
company has at least 50% of its assets, income or profits derived from products or services related to the real estate
industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies
with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building
supply manufacturers, mortgage lenders, and mortgage servicing companies. The
Fund also invests in commercial
mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as
corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy
infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration,
production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy
infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage,
and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane
distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a
result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of
companies located or operating in developed countries (including the United
States) and emerging markets of the
world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities
exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may
also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

7.69% in securities rated Aaa  14.45% in securities rated Ba  0.00% in securities rated C
 0.61% in securities rated Aa  29.52% in securities rated B   0.00% in securities rated D
 10.53% in securities rated A  9.44% in securities rated Caa 1.16% in securities not rated
26.60% in securities rated Baa 0.00% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the
risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP
that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that
industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws
than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the
amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 15, 2008.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill
Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAEREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom
Index will change to the following:
35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50%
BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital
Securities Index, 11% blend of 75% FTSE
EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS
Index, 12% Barclays Capital
U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index
(ACWI), and 10% Tortoise Midstream
MLP Index.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the
period of the bar chart above:
Q2 ' 09   20.82%
Lowest return for a quarter during the
period of the bar chart above:
Q1' 09   -6.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Div Inc Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Div Inc Fund - Class P Shares	Class P Return Before Taxes	16.91%	27.84%	Dec 15, 2008
Global Div Inc Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	14.35%	23.20%	Dec 15, 2008
Global Div Inc Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	11.04%	21.18%	Dec 15, 2008
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAEREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	33.03%	Dec 15, 2008
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	40.79%	Dec 15, 2008
BofA Merrill Lynch Fixed Rate Preferred Securities Index	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.66%	22.73%	Dec 15, 2008
Barclays Capital U.S. Tier I Capital Securities Index	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	17.04%	30.22%	Dec 15, 2008
Barclays Capital AAA CMBS	Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or taxes)	14.61%	25.71%	Dec 15, 2008
Barclays Capital U.S. Dollar Emerging Markets Bond Index	Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses or taxes)	12.84%	25.85%	Dec 15, 2008
MSCI World Value Index	MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	9.02%	18.90%	Dec 15, 2008
Tortoise Midstream MLP Index	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	35.46%	51.95%	Dec 15, 2008
Barclays Capital Investment Grade CMBS Index	Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	20.81%	29.31%	Dec 15, 2008
MSCI All Country World Index (ACWI)	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)	12.67%	24.47%	Dec 15, 2008
Global Diversified Income Custom Index	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	16.39%	34.15%	Dec 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Global Div Inc Fund (Prospectus Summary) | Global Div Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 75.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.50%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred
securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of
government securities. In addition, the Fund invests in equity securities of global companies principally engaged in
the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
    companies with their principal place of business or principal office outside
•   the U.S. or
    companies for which the principal securities trading market is outside the
•   U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy
infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering
the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset
allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation
among the investment categories (the allocations will vary from time to time):

High yield            30-40%
Preferred securities  20-30%
Emerging markets debt  9-15%
Global real estate     8-14%
MLPs                   7-13%
Global value equity     5-9%

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities
including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy
proceedings or otherwise in the process of debt restructuring. "High yield"
securities are commonly known as "junk
bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor
Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated
securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to
pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality
in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate
investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by
governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising
the predominant part of their economic activities in emerging markets in Europe,
Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically,
non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity
securities of global companies principally engaged in the real estate industry
("real estate companies"). A real estate
company has at least 50% of its assets, income or profits derived from products or services related to the real estate
industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies
with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building
supply manufacturers, mortgage lenders, and mortgage servicing companies. The
Fund also invests in commercial
mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as
corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy
infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration,
production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy
infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage,
and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane
distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a
result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of
companies located or operating in developed countries (including the United
States) and emerging markets of the
world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities
exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may
also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

7.69% in securities rated Aaa  14.45% in securities rated Ba  0.00% in securities rated C
 0.61% in securities rated Aa  29.52% in securities rated B   0.00% in securities rated D
 10.53% in securities rated A  9.44% in securities rated Caa 1.16% in securities not rated
26.60% in securities rated Baa 0.00% in securities rated Ca

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the
risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP
that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that
industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws
than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the
amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the
performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The
adjustments result in performance for such periods that is no higher than the historical performance of the
Institutional Class shares. The Institutional Class shares were first sold on
December 15, 2008.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill
Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAEREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom
Index will change to the following:
35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50%
BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital
Securities Index, 11% blend of 75% FTSE
EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS
Index, 12% Barclays Capital
U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index
(ACWI), and 10% Tortoise Midstream
MLP Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index in the Average Annual Total Returns table are 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAEREIT Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the
period of the bar chart above:
Q2 ' 09   20.82%
Lowest return for a quarter during the
period of the bar chart above:
Q1' 09   -6.07%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2011, the weightings for Global Diversified Income Custom Index will change to the following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index (ACWI), and 10% Tortoise Midstream MLP Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Global Div Inc Fund (Prospectus Summary) | Global Div Inc Fund | Global Div Inc Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.07%)
Global Div Inc Fund | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAEREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	40.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | BofA Merrill Lynch Fixed Rate Preferred Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Barclays Capital U.S. Tier I Capital Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Barclays Capital AAA CMBS
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Barclays Capital U.S. Dollar Emerging Markets Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | MSCI World Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Tortoise Midstream MLP Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	51.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Barclays Capital Investment Grade CMBS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | MSCI All Country World Index (ACWI)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Global Diversified Income Custom Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	34.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Global Div Inc Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Annual Return 2009	rr_AnnualReturn2009	39.40%
Annual Return 2010	rr_AnnualReturn2010	15.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Global Div Inc Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Div Inc Fund | Global Div Inc Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008

Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government & High Quality Bond Fund Government & High Quality Bond Fund - Class P Shares
Management Fees	0.50%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Government & High Quality Bond Fund Government & High Quality Bond Fund - Class P Shares	72	258

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. Class P shares were first sold September 27, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of the bar chart above:  Q3 ' 01    4.11 % Lowest return for a quarter during the period of the bar chart above: Q2' 04   -1.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Government & High Quality Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government & High Quality Bond Fund - Class P Shares	Class P Return Before Taxes	5.92%	5.47%	5.01%
Government & High Quality Bond Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	4.44%	3.85%	3.29%
Government & High Quality Bond Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	3.83%	3.72%	3.25%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.20%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. Class P shares were first sold September 27, 2010.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar chart above:  Q3 ' 01    4.11 % Lowest return for a quarter during the period of the bar chart above: Q2' 04   -1.23%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Mortgage Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
Government & High Quality Bond Fund | Barclays Capital MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
Government & High Quality Bond Fund | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	258
Annual Return 2001	rr_AnnualReturn2001	7.16%
Annual Return 2002	rr_AnnualReturn2002	8.37%
Annual Return 2003	rr_AnnualReturn2003	1.83%
Annual Return 2004	rr_AnnualReturn2004	3.56%
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	3.62%
Annual Return 2009	rr_AnnualReturn2009	7.69%
Annual Return 2010	rr_AnnualReturn2010	5.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%

High Yield Fund (Prospectus Summary) | High Yield Fund
HIGH YIELD FUND
Objective:
The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Fund High Yield Fund - Class P Shares
Management Fees	0.51%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.65%
Expense Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
High Yield Fund High Yield Fund - Class P Shares	66	208

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade
fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also
invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those
located in developing or emerging countries. Under normal circumstances, the
Fund maintains an average portfolio
duration that is within ±20% of the duration of the Barclays Capital US High
Yield 2% Issuer Capped Index, which as
of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

4.51% in securities rated Aaa 31.71% in securities rated Ba   0.06% in securities rated C
0.37% in securities rated Aa   36.53% in securities rated B   0.05% in securities rated D
 2.05% in securities rated A  11.17% in securities rated Caa 4.10% in securities not rated
9.04% in securities rated Baa  0.41% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and
emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on April 8, 1998. Class P shares were first sold September 27, 2010.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of
the bar chart above:
Q2 ' 09    18.88
Lowest return for a quarter during the period of
the bar chart above:
Q4 ' 08   -11.89

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
High Yield Fund - Class P Shares	Class P Return Before Taxes	13.98%	9.00%	9.61%
High Yield Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	10.25%	5.70%	6.16%
High Yield Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	9.29%	5.80%	6.16%
Barclays Capital U.S. HY 2% Issuer Capped Index	Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	8.91%	9.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
High Yield Fund (Prospectus Summary) | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HIGH YIELD FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.80%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade
fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also
invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those
located in developing or emerging countries. Under normal circumstances, the
Fund maintains an average portfolio
duration that is within ±20% of the duration of the Barclays Capital US High
Yield 2% Issuer Capped Index, which as
of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

4.51% in securities rated Aaa 31.71% in securities rated Ba   0.06% in securities rated C
0.37% in securities rated Aa   36.53% in securities rated B   0.05% in securities rated D
 2.05% in securities rated A  11.17% in securities rated Caa 4.10% in securities not rated
9.04% in securities rated Baa  0.41% in securities rated Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and
emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on April 8, 1998. Class P shares were first sold September 27, 2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of
the bar chart above:
Q2 ' 09    18.88
Lowest return for a quarter during the period of
the bar chart above:
Q4 ' 08   -11.89

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
High Yield Fund | Barclays Capital U.S. HY 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
High Yield Fund | High Yield Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Annual Return 2001	rr_AnnualReturn2001	3.14%
Annual Return 2002	rr_AnnualReturn2002	3.66%
Annual Return 2003	rr_AnnualReturn2003	28.10%
Annual Return 2004	rr_AnnualReturn2004	11.43%
Annual Return 2005	rr_AnnualReturn2005	6.59%
Annual Return 2006	rr_AnnualReturn2006	14.46%
Annual Return 2007	rr_AnnualReturn2007	5.68%
Annual Return 2008	rr_AnnualReturn2008	(21.34%)
Annual Return 2009	rr_AnnualReturn2009	41.90%
Annual Return 2010	rr_AnnualReturn2010	13.98%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.61%
High Yield Fund | High Yield Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.16%
High Yield Fund | High Yield Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.16%

Income Fund (Prospectus Summary) | Income Fund
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Income Fund Income Fund - Class P Shares
Management Fees	0.50%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%

Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Income Fund Income Fund - Class P Shares	72	273

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

27.16% in securities rated Aaa 34.13% in securities rated Baa 3.45% in securities rated Caa
 1.94% in securities rated Aa   4.98% in securities rated Ba  0.00% in securities rated Ca
 18.09% in securities rated A   8.04% in securities rated B    0.01 in securities rated C
                                                              2.20% in securities not rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on December 15, 1975. Class P shares were first sold September 27,
2010.

The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Total Returns as of December 31 each year (Class P shares)

Highest return for a quarter during the period of the
bar chart above:
Q2 ' 09   10.26%
Lowest return for a quarter during the period of the
bar chart above:
Q3 ' 08   -4.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Income Fund - Class P Shares	Class P Return Before Taxes	8.06%	6.61%	6.48%
Income Fund - Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	6.00%	4.53%	4.29%
Income Fund - Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	5.20%	4.41%	4.22%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 10, 2011
Income Fund (Prospectus Summary) | Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.10%
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the expenses identified as "Other Expenses"
and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period
ending February 29, 2012. The expense limit will maintain "Other Expenses"
(expressed as a percent of average net
assets on an annualized basis) not to exceed 0.20%. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher or lower, based on these assumptions
your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average rating of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all ratings are by Moody's):

27.16% in securities rated Aaa 34.13% in securities rated Baa 3.45% in securities rated Caa
 1.94% in securities rated Aa   4.98% in securities rated Ba  0.00% in securities rated Ca
 18.09% in securities rated A   8.04% in securities rated B    0.01 in securities rated C
                                                              2.20% in securities not rated

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year
periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of
one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication
of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on December 15, 1975. Class P shares were first sold September 27,
2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Returns as of December 31 each year (Class P shares)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class P shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund).

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:
Q2 ' 09   10.26%
Lowest return for a quarter during the period of the
bar chart above:
Q3 ' 08   -4.74%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.74%)
Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Income Fund | Income Fund - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	273
Annual Return 2001	rr_AnnualReturn2001	8.08%
Annual Return 2002	rr_AnnualReturn2002	8.11%
Annual Return 2003	rr_AnnualReturn2003	8.95%
Annual Return 2004	rr_AnnualReturn2004	5.14%
Annual Return 2005	rr_AnnualReturn2005	1.67%
Annual Return 2006	rr_AnnualReturn2006	5.15%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(4.89%)
Annual Return 2009	rr_AnnualReturn2009	21.02%
Annual Return 2010	rr_AnnualReturn2010	8.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.48%
Income Fund | Income Fund - Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
Income Fund | Income Fund - Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%